Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 277,584	$ 145,506	$ 678,710	$ 572,238	$ 779,442	$ 663,001